Commitments	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2021, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $38 million for the Wolfshag underground project at the Otjikoto Mine, of which $36 million is expected to be incurred in 2022 and $2 million is expected to be incurred in 2023, and payments of $5 million related to the national power grid connection line, all of which is expected to be incurred in 2022.
•For payments of $8 million for mobile equipment, $2 million for the tailings storage facility expansion and $2 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2022.
•For payments of $3 million for mobile equipment at the Masbate Mine, all of which is expected to be incurred in 2022.
•For payments of $4 million for the Gramalote Property, all of which is expected to be incurred in 2022.
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